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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 3 0 2006
DIVISION OF MARKET REGULATION

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

06061446

4. Name of Underlying Instrument:

WilderHill Progressive Energy Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

PUW

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

New York Stock Exchange, Nasdaq Stock Market, NYSE American Stock Exchange

PROCESSED
NOV 0 9 2006
THOMSON
FINANCIAL

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Corporate Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

Mary Yeager

October 27, 2006

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 30, 2006

SEC 2449 (1/99)

Mary Yeager
Corporate Secretary

NYSE Arca, Inc.
11 Wall Street
New York, NY 10005

tel: 212.656.2062
fax: 212.656.3939
myeager@nyse.com

NYSE Arca

SECURITIES AND EXCHANGE COMMISSION
RECEIVED
OCT 30 2006
DIVISION OF MARKET REGULATION

Via Overnight Mail

October 27, 2006

Ms. Gail Jackson
Division of Market Regulation
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: **Form 19b-4(e)'s – PowerShares Exchange-Traded Fund Trust**

Dear Ms. Jackson:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find on original and nine copies of Form 19b-4(e) with respect to the following securities:

- PowerShares Exchange-Traded Fund Trust, PowerShares Listed Private Equity Portfolio (Ticker Symbol PSP);
- PowerShares Exchange-Traded Fund Trust, PowerShares WilderHill Progressive Energy Portfolio (Ticker Symbol PUW); and
- PowerShares Exchange-Traded Fund Trust, PowerShares Cleantech Portfolio (Ticker Symbol PZD)

If you have any questions, please do not hesitate to call me at (212) 656-2062.

Sincerely,

Enclosures

Cc: Tim Malinowski (NYSE Arca, Inc.)

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	October 30, 2006